Vessels, Net	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
VESSELS, NET

NOTE 4: VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2016	$1,505,013	$(198,090)	$1,306,923
Additions	—	(56,880)	(56,880)
Balance at December 31, 2017	$1,505,013	$(254,970)	$1,250,043
Additions	—	(27,986)	(27,986)
Disposals	(51,739)	7,353	(44,386)
Balance at June 30, 2018	$1,453,274	$(275,603)	$1,177,671

On March 29, 2018, Navios Acquisition sold all the shares of the vessel-owning subsidiary of the Nave Galactic, a 2009-built VLCC vessel of 297,168 dwt to Navios Midstream for a sale price of $44,500, which was paid as of March 31, 2018. The gain on sale of the vessel, upon write-off of the unamortized dry-docking of $465 and working capital items of $376 (including costs of $200), amounted to $25.